Leases (Details) - Schedule of weighted average remaining lease terms and discount rates	Dec. 31, 2021
Schedule of weighted average remaining lease terms and discount rates [Abstract]
Weighted average remaining lease term (years)	13 years 10 months 24 days
Weighted average discount rate	2.35%